Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders' Equity
16.	Stockholders’ Equity
The number of authorized, issued and outstanding stock, after the effect of the reverse acquisition, were as follows:
	December 31, 2022
	Authorized Shares	Shares Issued and Outstanding
Preferred Stock	100,000,000	—
Common Stock	1,000,000,000	173,524,360
	1,100,000,000	173,524,360
	December 31, 2021
	Authorized Shares	Shares Issued and Outstanding
Preferred Stock, as recast	unlimited	—
Common Stock, as recast	unlimited	155,541,074
		155,541,074
On the Closing of the Business Combination, the Company's shareholders adopted the new certificate of incorporation. The new certificate of incorporation set forth the right, privileges, and preference of the Company's preferred stock and common stock. The Company's Board of Directors is authorized to provide for the issuance of all or any number of the shares of preferred stock, and to fix the number of shares and to determine or alter for each such series, such voting powers, full or limited, or no voting powers, and such designation, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions.
The holders of the Company's common stock are entitled to one vote on each matter submitted to the stockholders of the Company for their vote.